RBC Liability Driven Investing
Funds Prospectus

February 1, 2010

RBC U.S. Long Government/Credit Fund (RUGCX)

RBC U.S. Long Corporate Fund (RULCX)

RBC U.S. Investment Grade Corporate Fund (RUICX)

RBC U.S. High Yield Corporate Fund (RUHCX)

RBC U.S. PRisM 1 Fund (RUPOX)

RBC U.S. PRisM 2 Fund (RUPTX)

RBC U.S. PRisM 3 Fund (RUPRX)

RBC U.S. Inflation-Linked Fund (RUFLX)

RBC U.S. Securitized Asset Fund (RUSAX)

These Funds are available exclusively for separately managed accounts for clients of RBC Global Asset Management (U.S.) Inc.
and are not available for direct investment to the general public.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries
This prospectus describes the Liability Driven Investing Funds (the “Funds” or each a “Fund”) offered by the RBC Funds Trust. Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.	1	RBC U.S. Long Government/Credit Fund
	6	RBC U.S. Long Corporate Fund
	10	RBC U.S. Investment Grade Corporate Fund
	14	RBC U.S. High Yield Corporate Fund
	18	RBC U.S. PRisM 1 Fund
	22	RBC U.S. PRisM 2 Fund
	26	RBC U.S. PRisM 3 Fund
	30	RBC U.S. Inflation-Linked Fund
	34	RBC U.S. Securitized Asset Fund
More on the Funds’ Objective, Investment Strategies, Investments, and Risks
38
Fund Management
Review this section for details on the people and organizations who oversee the Funds. The Funds are managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”).	44	Investment Advisor
	45	Portfolio Managers
	48	Other Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase and sell shares, and payments of dividends and distributions.	49	Pricing of Fund Shares
	51	Purchasing, Adding, and Redeeming Your Shares
	52	Exchanging Your Shares
	52	Market Timing and Excessive Trading
	52	Disclosure of Portfolio Holdings
	53	Dividends, Distributions and Taxes
	53	Organizational Structure
Financial Highlights
53
Privacy Policy
54
Back Cover
	55	Where to Learn More About the Funds

Fund Summary

Fund

RBC U.S. Long Government/Credit Fund

Investment Objective

The Fund seeks to maximize a risk adjusted total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. Long Government/Credit Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•

The Fund seeks to achieve its investment objective through investments in a diversified portfolio of long-term investment-grade government and corporate bonds. The Fund is a fund of funds and invests primarily in shares of the RBC U.S. Long Corporate Fund, the RBC U.S. PRisM 1 Fund, the RBC U.S. PRisM 2 Fund and the RBC U.S. PRisM 3 Fund (the “Underlying Funds”). The Advisor, through an understanding of the economic nature of shareholder liabilities, uses fundamental investment techniques and macroeconomic analysis to decide how much to allocate to each Underlying Fund in order to reduce the risk of economic liabilities. The Advisor may change the Fund’s holdings of Underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Advisor may also directly buy and sell other securities for the portfolio of the Fund.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, calculated on a “look through” basis, in fixed income instruments and in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and up to 10% of its assets in cash or cash equivalents. The dollar-weighted average portfolio maturity of the Fund is expected to be more than ten years.

•	The Fund seeks to deliver positive total returns relative to the Barclays Long Government Corporate Index over a full market cycle.

•

The average credit quality of the Fund will be “A” or better, as determined by Standard & Poor’s Rating Services, a division of the McGraw-Hill Companies, Inc. (“S&P”), Fitch Inc. (“Fitch”), or Moody’s Investors Service (“Moody’s”). The minimum rating of each investment at the time of purchase will be “BBB-” as determined by S&P or Fitch, or “Baa3” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a Nationally Recognized Securities Rating Organization (“NRSRO”). Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•

The Fund may invest no more than 5% of its total assets in the securities of any one issuer rated “A” or better as determined by S&P, Fitch or Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase). The Fund may invest no more than 3% of its total assets in the securities of any one issuer rated below “A” as determined by S&P, Fitch, or Moody’s, and equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase).

•	The Fund’s portfolio, either directly or indirectly, may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, corporate debt, private placements, taxable and tax-exempt municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

	o	derivatives, including, but not limited to, futures and options on eligible securities, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

	o	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund or the Underlying Funds will meet their goals. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, investing in Underlying Funds, issuer/credit, leverage, liquidity, market, and prepayment risks. In addition, to the extent that non-U.S. securities are held in the portfolio, the Fund may be subject to currency and foreign securities risks. By investing in different types of Underlying Funds, the Fund also has partial exposure to the risks of different areas of the market. The Fund is subject to the risk that poor security selection by the Underlying Funds may cause the Fund to underperform other funds having similar objectives. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Advisor’s evaluations and assumptions regarding the Underlying Funds’ performance may be incorrect in view of actual market conditions. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Investing in Underlying Funds Risk. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investment and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund. There is no guarantee that any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. Long Government/Credit Fund: Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. Long Corporate Fund

Investment Objective

The Fund seeks to maximize a risk adjusted total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. Long Corporate Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	The Fund seeks to achieve its investment objective through investments in a diversified portfolio of long-term investment-grade corporate bonds.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its assets in fixed income instruments, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. corporate bonds, and up to 10% of its assets in cash or cash equivalents. The dollar-weighted average portfolio maturity of the Fund is expected to be more than ten years.

•	The Fund seeks to deliver positive excess returns relative to U.S. Treasuries which exceed excess returns from the Barclays Capital Long U.S. Corporate Index over a full market cycle.

•

The average credit quality of the Fund will be “A” or better, as determined by S&P, Fitch or Moody’s. The minimum rating of each investment at the time of purchase will be “BBB-” as determined by S&P or Moody’s or “Baa3” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by Moody’s, S&P, and Fitch, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•

The Fund may invest no more than 5% of its total assets in the securities of any one issuer rated “A” or better as determined by S&P, Fitch or Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase). The Fund may invest no more than 3% of its total assets in the securities of any one issuer rated below “A” as determined by S&P, Fitch or Moody’s, and equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase).

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

	o	derivatives, including, but not limited to, futures and options on eligible securities, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

	o	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit risk, leverage, liquidity, market, and prepayment risks. In addition, to the extent that non-U.S. securities are held in the portfolio, the Fund may be subject to currency and foreign securities risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. Long Corporate Fund: Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. Investment Grade Corporate Fund

Investment Objective

The Funds seeks to maximize a risk adjusted total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. Investment Grade Corporate Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	The Fund seeks to achieve it investment objective through investments in a diversified portfolio of investment grade corporate bonds.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its assets in fixed income instruments, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. investment grade corporate bonds (corporate bonds rated equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s), and up to 10% of its assets in cash or cash equivalents.

•	The Fund seeks to deliver positive excess returns relative to U.S. Treasuries which exceed excess returns from the Barclays Capital U.S. Corporate Investment Grade Index over a full market cycle.

•

The average credit quality of the Fund will be “A-” or better as determined by S&P and Fitch or A3 as determined by Moody’s. The minimum rating of each investment at the time of purchase will be “BBB-” as determined by S&P or Fitch, or “Baa3” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•

The Fund may invest no more than 5% of its total assets in the securities of any one issuer rated “A-” or better as determined by S&P or Fitch or “A3” or better as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase). The Fund may invest no more than 2% of its total assets in the securities of any one issuer rated below “A-” as determined by S&P or Fitch or “A3” or better as determined by Moody’s, and equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase).

•	The Fund will allocate investments across multiple sectors of the corporate market.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

	o	derivatives, including, but not limited to, futures and options on eligible securities, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

	o	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. In addition, to the extent that non-U.S. securities are held in the portfolio, the Fund may be subject to currency and foreign securities risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. Investment Grade Corporate Fund: Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. High Yield Corporate Fund

Investment Objective

The Funds seeks to provide a high level of total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. High Yield Corporate Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	The Fund seeks to achieve it investment objective primarily through investments in a diversified portfolio of below investment grade corporate bonds.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its assets in fixed income instruments, at least 80% of its net assets, plus borrowings for investment purposes, in assets in lower-rated, high yield U.S. corporate bonds commonly referred to as “junk bonds.” (corporate bonds rated below “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s), and up to 10% of its assets in cash or cash equivalents.

•

The Fund seeks to deliver positive excess returns relative to U.S. Treasuries which exceed excess returns from the Bank of America Merrill Lynch U.S. High Yield Cash Pay Index over a full market cycle.

•

The average credit quality of the Fund will be “BB+” or better as determined by S&P or Fitch or “Ba1” as determined by Moody’s. The minimum rating of each investment at the time of purchase will be “CCC” as determined by S&P or Fitch or “Caa2” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•

The Fund may invest no more than 5% of its total assets in the securities of any one issuer rated “BBB-” or better as determined by S&P and Fitch or “Baa3” or better as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase). The Fund may invest no more than 2% of its total assets in the securities of any one issuer rated below “BBB-” as determined by S&P and Fitch or “Baa3” as determined by Moody’s, or, if unrated, are deemed to be of comparable quality by the Advisor (at the time of purchase).

•	The Fund will allocate investments across multiple sectors of the corporate market.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

	o	derivatives, including, but not limited to, futures and options on eligible securities, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

	o	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. In addition, to the extent that non-U.S. securities are held in the portfolio, the Fund may be subject to currency and foreign securities risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. The Advisor expects to invest substantially in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. High Yield Corporate Fund: Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. PRisM 1 Fund

Investment Objective

The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. PRisM 1 Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

•	The Fund also seeks to deliver a rate of return consistent with the maturity and duration profile that it is replicating.

•	Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

•	The duration of the obligations will vary from 0 to 15 years.

•

The average credit quality of the Fund will “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s. The minimum rating of each investment (or issuer) at the time of purchase will be “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•	The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

	o	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. PRisM 1 Fund: Team Managed with Lead
Brian Svendahl	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. PRisM 2 Fund

Investment Objective

The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation agreement)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. PRisM 2 Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

•	The Fund also seeks to deliver a rate of return consistent with the maturity and duration profile that it is replicating.

•	Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

•	The duration of the obligations will vary from 12 to 18 years.

•

The average credit quality of the Fund will “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s. The minimum rating of each investment (or issuer) at the time of purchase will be “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•	The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

	o	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. PRisM 2 Fund: Team Managed with Lead
Brian Svendahl	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client
Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. PRisM 3 Fund

Investment Objective

The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. PRisM 3 Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

•	The Fund also seeks to deliver a rate of return consistent with the maturity and duration profile that it is replicating.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments (primarily government and agency debt) and 0-10% in cash or cash equivalents.

•	The duration of the obligations will be over 25 years.

•

The average credit quality of the Fund will “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s. The minimum rating of each investment (or issuer) at the time of purchase will be “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•	The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

	o	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. PRisM 3 Fund: Team Managed with Lead
Brian Svendahl	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client
Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. Inflation-Linked Fund

Investment Objective

The Fund seeks to provide interest income and inflation protection.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation percentage)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. Inflation-Linked Fixed Income Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	The Fund seeks to achieve its objective by investing primarily in U.S. government and agency securities and derivatives.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its assets in fixed income instruments, at least 80% of its net assets, plus borrowings for investment purposes, in inflation-linked fixed income securities (i.e., securities whose values are sensitive to the underlying movement in the rate of inflation), and up to 10% of its assets in cash or cash equivalents.

•

The average credit quality of the Fund will “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s. The minimum rating of each investment (or issuer) at the time of purchase will be “AAA” as determined by S&P or Fitch or “Aaa” as determined by Moody’s, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have a “AAA” rating as graded by S&P and Fitch and a “Aaa” rating as graded by Moody’s. Ratings can be defined by S&P, Fitch, and Moody’s, each of which is a NRSRO. Typically the majority rating will be used, but the Advisor has discretion to decide between the ratings in the case where there are only two ratings and they are split.

•	The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

•	The Fund’s portfolio may include the following principal investments:

	o	cash and money market funds, including, but not limited to, agency discount notes, variable rate demand notes, repurchase agreements, U.S. Government securities, and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, corporate debt, and taxable and tax-exempt municipal bonds; and

	o	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market, and prepayment risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. Inflation-Linked Fund: Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

Fund Summary

Fund

RBC U.S. Securitized Asset Fund

Investment Objective

The Funds seeks to provide a high level of income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	None

Distribution (12b-1) fees	None

Other expenses	0.52%

Total Annual Fund Operating Expenses	0.52%

Fee waiver/expense reimbursement[1]	0.52%

Total Net Annual Fund Operating Expenses After Fee Waiver	0.0%

1

RBC GAM (U.S.) has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011. Thereafter, this agreement will continue for successive periods of one year unless terminated by either party at any time. In addition, this agreement will automatically terminate upon the termination of the advisory agreement or the administrative services agreement, unless such termination occurs in connection with a transfer of a relationship to an affiliate of RBC GAM (U.S.).

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes:

•	a $10,000 investment

•	5% annual return

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year (the first year assumes the expense limitation agreement)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

RBC U.S. Securitized Asset Fund

One Year After Purchase	$0
Three Years After Purchase	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The most recent year’s turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

•	The Fund seeks to achieve it investment objective through investments in a diversified portfolio of non-agency mortgage backed securities.

•

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its assets in fixed income instruments, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. non-agency mortgage backed bonds, and up to 10% of its assets in cash or cash equivalents.

•	The Fund will invest across multiple sectors of the securitized market including the non-agency mortgage backed and commercial mortgage backed sectors.

•	The Fund’s portfolio may include the following principal investments:

o

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities and money market funds;

o

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, and bank trust preferred securities, convertible bonds, non-agency residential 1st and 2nd lien mortgage backed securities, commercial mortgage backed securities, and asset backed securities; and

	o	derivatives, including, but not limited to, futures and options on eligible securities, credit default swaps or other credit derivatives, and currency forwards or other currency instruments.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management, call, counterparty, derivatives, general economic and market conditions, government intervention in financial markets, interest rate, issuer/credit, leverage, liquidity, market and prepayment risks. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (US) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. The Advisor expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager(s)

The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since
RBC U.S. Securitized Asset Fund: Team Managed with Lead

Todd Brux	Managing Director, Senior Portfolio Manager	Lead since February 2010

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	Co-Portfolio Manager since February 2010

Purchase and Sale of Fund Shares

There are no minimum initial or subsequent investment requirements for the Fund.

RBC GAM (U.S.), on behalf of its clients, may sell (redeem) all or part of its client’s shares in the Fund on any day that the Fund is open for business (generally each day the New York Stock Exchange is open).

Questions?
Call RBC GAM (U.S.) Client Service
1-800-553-2143

Tax Information

A fund’s distributions are generally subject to federal income tax and are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, in which case you may be taxed later, upon withdrawal of your investment from such arrangement.

More on the Funds’ Objective, Investment Strategies, Investments, and Risks

Investment Objective

RBC U.S. Long Government/Credit Fund seeks to maximize a risk adjusted total return. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, calculated on a “look through” basis, in fixed income instruments and in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio, either directly or indirectly, may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by Fannie Mae (FNMA), Freddie Mac (FHLMC), Federal Home Loan Bank (FHLB), Small Business Administration (SBA), Overseas Private Investment Corporation (OPIC), and Private Export Funding Corporation (PEFCO)), repurchase and reverse repurchase transactions, corporate debt, private placements, taxable and tax-exempt municipal bonds (either general obligation or revenue backed), hybrid corporate debt (including Tier 1 and Tier II bank capital securities), bank trust preferred securities, and convertible bonds;

derivatives, including, but not limited to, futures and options on eligible securities for both risk and duration management purposes, credit default swaps or other credit derivatives for risk management or security replication purposes, and currency forwards or other currency instruments for risk management purposes; and

other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. Long Corporate Fund seeks to maximize a risk adjusted total return. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. corporate bonds. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored.

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC and PEFCO), corporate debt, private placements, taxable municipal bonds (either general obligation or revenue backed), hybrid corporate debt (including Tier 1 and Tier II bank capital securities), bank trust preferred securities, and convertible bonds;

derivatives, including, but not limited to, futures and options on eligible securities for both risk and duration management purposes, credit default swaps or other credit derivatives for risk management or security replication purposes, and currency forwards or other currency instruments for risk management purposes; and

other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. Investment Grade Corporate Fund seeks to maximize a risk adjusted total return. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. investment grade corporate bonds (corporate bonds rated equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s). The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC and PEFCO, corporate debt, private placements, taxable municipal bonds (either general obligation or revenue backed), hybrid corporate debt (including Tier 1 and Tier II bank capital securities), bank trust preferred securities, and convertible bonds;

derivatives, including, but not limited to, futures and options on eligible securities for both risk and duration management purposes, credit default swaps or other credit derivatives for risk management or security replication purposes, and currency forwards or other currency instruments for risk management purposes; and

other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. High Yield Corporate Fund seeks to provide a high level of total return. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in assets in lower-rated, high yield U.S. corporate bonds commonly referred to as “junk bonds.” (corporate bonds rated below “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s). The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC and PEFCO, corporate debt, private placements, taxable municipal bonds (either general obligation or revenue backed), hybrid corporate debt (including Tier 1 and Tier II bank capital securities), bank trust preferred securities, and convertible bonds;

derivatives, including, but not limited to, futures and options on eligible securities for both risk and duration management purposes, credit default swaps or other credit derivatives for risk management or security replication purposes, and currency forwards or other currency instruments for risk management purposes; and

other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. PRisM 1 Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC, and PEFCO), repurchase and reverse repurchase transactions, and private placements; and

derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities for both risk and duration management purposes, and interest rate derivatives to create exposure to the term structure.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. PRisM 2 Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC, and PEFCO), repurchase and reverse repurchase transactions, and private placements; and

derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities for both risk and duration management purposes, and interest rate derivatives to create exposure to the term structure.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. PRisM 3 Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government and agency securities.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC, and PEFCO), repurchase and reverse repurchase transactions, and private placements; and

derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities for both risk and duration management purposes, and interest rate derivatives to create exposure to the term structure.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. Inflation-Linked Fund seeks to provide interest income and inflation protection. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in inflation-linked fixed income securities (i.e., securities whose values are sensitive to the underlying movement in the rate of inflation).

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, variable rate demand notes, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC, and PEFCO), repurchase and reverse repurchase transactions, corporate debt, and taxable and tax-exempt municipal bonds (either general obligation or revenue-backed); and

derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities for both risk and duration management purposes.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Investment Objective

RBC U.S. Securitized Asset Fund seeks to provide a high level of income and total return. This objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in U.S. non-agency mortgage backed bonds. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy.

The Advisor’s active management focuses on individual security selection, and making independent determinations of the creditworthiness of each security. The Advisor’s investment process emphasizes four critical components: qualitative research, quantitative research, structural research, and valuation.

For each security under consideration, the Advisor analyzes historical spreads and current market conditions (i.e., supply and demand of securities, credit cycles, and business cycles). The Advisor then compares the valuation of each security, and purchases the securities that represent the best relative value. Conversely, the Advisor considers selling securities that do not represent fair relative values. The Advisor’s valuation process is designed to ensure that new ideas and existing holdings are continually monitored

Types of Securities: The Fund’s portfolio may include the following principal investments:

cash and money market funds, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government (including, but not limited to, debt issued by FNMA, FHLMC, FHLB, SBA, OPIC, and PEFCO, corporate debt, private placements, taxable municipal bonds (either general obligation or revenue backed), hybrid corporate debt (including Tier 1 and Tier II bank capital securities), and bank trust preferred securities, convertible bonds, non-agency residential 1st and 2nd lien mortgage backed securities, commercial mortgage backed securities, and asset backed securities; and

derivatives, including, but not limited to, futures and options on eligible securities for both risk and duration management purposes, credit default swaps or other credit derivatives for risk management or security replication purposes, and currency forwards or other currency instruments for risk management purposes.

Investing for Temporary Defensive Purposes: The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, as a temporary defensive measure, the fund could shift up to 100% of assets into cash or cash equivalents. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing and may not achieve its investment objective.

Frequent Trading: The Fund may, directly or indirectly engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Fund Management

Investment Advisor

The Funds are advised by RBC GAM (U.S.), formerly Voyageur Asset Management Inc., a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 18 million personal, business and public sector customers in North America and 53 other countries around the world. RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. RBC GAM (U.S.) maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. The charter of RBC GAM (U.S.) is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2009, RBC GAM (U.S.) investment teams managed approximately $40.4 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, no Fund will pay the Advisor directly for advisory or administrative services. The Funds are designed to be components of separately managed accounts for clients of RBC GAM (U.S.), and for other pooled investment strategies managed by RBC GAM (U.S.), and are not available for direct investment to the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.). This agreement is required to include information about the fees charged to you by RBC GAM (U.S.). The amount under “Management fees” in the fee table does not reflect the approximate portion of this fee attributable to the management of the Funds, which is approximately:

0.10% of the average daily assets for RBC U.S. PRisM 1 Fund, for RBC U.S. PRisM 2 Fund, for RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund;

0.20% of the average daily assets for RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund; and RBC U.S. Securitized Asset Fund; and

0.30% of the average daily assets for RBC U.S. High Yield Corporate Fund.

Information regarding the factors considered by the Board of Trustees of the Funds in connection with the most recent approval of the Investment Advisory Agreement with RBC GAM (U.S.) will be in the Funds’ shareholder report following commencement of operations.

Portfolio Managers (1)

RBC GAM (U.S.) is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, purchase and sell decision making processes, and general daily oversight of each Fund’s portfolio. RBC GAM (U.S.) employs a team managed with lead approach to the management of each Fund, with no individual team member being solely responsible for investment decisions. The individuals primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. Long Government/Credit Fund: Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	18 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA charterholder	RBC GAM (U.S.), Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President. 2000 to 2005.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. Long Corporate Fund: Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	25 years	BA, Bryn Mawr College, MBA New York University Stern School of Business, CFA charterholder	RBC GAM (U.S.), Vice President, Portfolio Manager, Leader-Fixed Income Credit Research Team, 2007 to Present; Jeffrey Slocum & Associates, Director of Fixed Income Research, 2005 to 2007.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RRC U.S. Investment Grade Corporate Fund Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	25 years	BA, Bryn Mawr College, MBA New York University Stern School of Business, CFA charterholder	RBC GAM (U.S.), Vice President, Portfolio Manager, Leader-Fixed Income Credit Research Team, 2007 to Present; Jeffrey Slocum & Associates, Director of Fixed Income Research, 2005 to 2007.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RRC U.S. High Yield Corporate Fund Team Managed with Lead

Susanna Gibbons	Vice President, Portfolio Manager	25 years	BA, Bryn Mawr College, MBA New York University Stern School of Business, CFA charterholder	RBC GAM (U.S.), Vice President, Portfolio Manager, Leader-Fixed Income Credit Research Team, 2007 to Present; Jeffrey Slocum & Associates, Director of Fixed Income Research, 2005 to 2007.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. PRisM-1 Fund Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	18 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA charterholder	RBC GAM (U.S.), Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President. 2000 to 2005.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. PRisM-2 Fund Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	18 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA charterholder	RBC GAM (U.S.), Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President. 2000 to 2005.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. PRisM-3 Fund Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	18 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA charterholder	RBC GAM (U.S.), Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President. 2000 to 2005.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. Inflation-Linked Fund Team Managed with Lead

Brian Svendahl	Managing Director, Senior Portfolio Manager	18 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA charterholder	RBC GAM (U.S.), Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President. 2000 to 2005.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

Portfolio Manager	Title	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years
RBC U.S. Securitized Asset Fund Team Managed with Lead

Todd Brux	Managing Director, Senior Portfolio Manager	16 years	BA, University of Wisconsin-Madison. CFA member and member CFA Society of Minnesota.	RBC GAM (U.S.), Managing Director, Senior Portfolio Manager, Leader-Fixed Income Rates/Risk Research Team, 2004 to present.

John M. Huber	Senior Managing Director, Chief Investment Officer - Fixed Income	20 years	MBA Finance University of Minnesota, BA University of Iowa, CFA charterholder	RBC GAM (U.S.), Senior Managing Director and Chief Investment Officer - Fixed Income since 2004; Galliard Capital Management, Principal and Senior Portfolio Manager 1995 to 2004.

(1) On 12/31/2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC GAM (U.S.) for prior periods are deemed to be references to the prior entity.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

Other Service Providers

Co-Administrator. RBC GAM (U.S.) provides certain administrative services to the Funds.

Distributor. Quasar Distributors, LLC (“Distributor”), located at 615 East Michigan Street, Milwaukee, WI 53202, is the distributor of the Funds’ shares. The Distributor is a member of Financial Industry Regulatory Authority.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Funds.

Dividend Paying Agent and Transfer Agent. U.S. Bancorp Fund Services, LLC, having its principal place of business at 615 E. Michigan Street, Milwaukee, WI 53202, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, OH 45202.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) of each Fund is calculated by adding the total value of the Fund’s investments and other assets, subtracting the liabilities and then dividing that figure by the number of outstanding shares of the Fund.

You can find many Funds’ NAV daily in The Wall Street Journal, other newspapers, at us.rbcgam.com, or by calling 1-800-664-5413.

NAV =	Total Assets of the Fund – Liabilities
Number of Shares of the Fund Outstanding

The per share NAV for each Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open (“Business Day”).

In most cases, a purchase or sale of shares is made based on instructions from the Advisor, in its capacity as investment adviser to the applicable separately managed account or pooled investment strategy to the Fund’s transfer agent. The order for purchase or sale of shares is generally priced at the next NAV calculated after the order is received in good order by the Fund’s transfer agent on any Business Day. For example, if RBC GAM (U.S.) places a purchase order to buy shares of a Fund on your behalf, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If the order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next Business Day at 4:00 p.m. Eastern time.

Generally, RBC GAM (U.S.), on your behalf, may purchase or redeem shares of the Funds on any day when the NYSE is open. Purchases and redemptions may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Funds may accept purchase or redemption orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase and redemption requests. On such days, the Fund would also price shares, typically at 4:00 p.m. Eastern time.

Valuation of Portfolio Securities

On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Funds’ securities, other than short-term debt obligations, are generally valued at current market prices. The Pricing and Valuation Procedures generally require fixed income securities to be priced by approved pricing agents. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available or available prices do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies will be used in situations such as the following: a price is determined to be stale (that is, it cannot be valued using the standard pricing method because a recent sale price, bid and asked quotation or other applicable pricing indicator is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and close of the NYSE, when a Fund’s NAV is typically calculated.

Purchasing, Adding, and Redeeming Your Shares

The Funds are only available to separate account clients of RBC GAM (U.S.) and to other pooled investment strategies managed by RBC GAM (U.S.). Shares of the Funds may only be bought pursuant to instructions from RBC GAM (U.S.) and are not available for purchase by the general public.

Additional Policies about Purchases

The Funds cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Each Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject any purchase order. Each Portfolio may do so in consultation with RBC GAM (U.S.).

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the RBC Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

Additional Policies on Selling Shares (Redemptions)

Redemption proceeds will ordinarily be sent by wire. Redemption proceeds will normally be wired within one to three Business Days after the redemption request, but may take up to seven days. Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Funds may receive their redemption proceeds by check.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.

It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Fund reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchanging Your Shares

Shares of the Funds are not eligible to be exchanged for shares of any other RBC Funds.

Questions?
Call RBC GAM (US) Client Service
1-800-553-2143

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. However, RBC GAM (U.S.) may buy and redeem shares of a Fund as frequently as it wants. The Funds do not place any limits on purchases and redemptions by RBC GAM (U.S.) (shares of the Funds may only be bought pursuant to instructions from RBC GAM (U.S.) and are not available for purchase by the general public). Because investments in each Fund are made by RBC GAM (U.S.) on behalf of its clients and other pooled investment strategies managed by RBC GAM (U.S.) (US), the potential for excessive or short term trades is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures that impose specific limitations on excessive or short term trades for the Funds.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at us.rbcgam.com. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 Business Days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Dividends, Distributions and Taxes

Dividends and Distributions. Dividends and distributions of less than $10 will be automatically reinvested. Dividends and distributions of $10 or more will also be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Each Fund’s income, less expenses, is paid out in the form of dividends to its shareholders. Income dividends on each Fund are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Net capital gains, if any, for all Funds are distributed at least annually.

Annual Statements. Each year, your Fund will notify you of the tax status of dividends and other distributions. A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the record date of capital gain distribution, the distribution will lower the value of a Fund’s share by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of net long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional shares of the Fund.

Sale or Redemption of Fund Shares. You will recognize taxable gain or loss on a sale or redemption of your shares in any Fund based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize a long-term capital gain or loss if you have held your fund shares for over one year at the time you sell them. To aid in computing your tax basis, you generally should retain your account statements for the period during which you held shares.

Other. Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult a tax advisor regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

RBC Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Each of the Funds is organized as a series of the RBC Funds Trust.

Financial Highlights

Because the Funds had not commenced operations prior to the date of this Prospectus, no financial highlights information are presented for the Funds.

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the RBC Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the RBC Funds:

	•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

	•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

	•	to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

A financial report will be available once the Funds have completed their first annual or semi-annual period following commencement of operations. The Funds’ annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Funds performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copy of the reports, when available, and the SAI or request other information and discuss your questions about the Funds by contacting the Funds at:

RBC GAM (U.S.) Client Service 100 South Fifth Street, Suite 2300 Minneapolis, MN 55402 1-800-553-2143

You may also visit the Funds’ website at us.rbcgam.com for a free copy of the Fund’s annual or semi-annual report, once available, prospectus and SAI.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

RBC FUNDS TRUST
100 SOUTH FIFTH STREET, SUITE 2300
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
1-800-553-2143

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2010

Fund/Ticker

—	RBC U.S. Long Government/Credit Fund (RUGCX)

—	RBC U.S. Long Corporate Fund (RULCX)

—	RBC U.S. Investment Grade Corporate Fund (RUICX)

—	RBC U.S. High Yield Corporate Fund (RUHCX)

—	RBC U.S. PRisM 1 Fund (RUPOX)

—	RBC U.S. PRisM 2 Fund (RUPTX)

—	RBC U.S. PRisM 3 Fund (RUPRX)

—	RBC U.S. Inflation-Linked Fund (RUFLX)

—	RBC U.S. Securitized Asset Fund (RUSAX)

This Statement of Additional Information (“SAI”) describes the Institutional Fixed Income Pool Series (the “Funds” or each a “Fund”) offered by the RBC Funds Trust (previously known as Tamarack Funds Trust) advised by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”) (previously known as Voyageur Asset Management Inc.).

Each Fund has distinct investment objectives and policies. These Funds are available exclusively for separately managed accounts for clients of RBC GAM and are not available for direct investment to the general public.

The Trust is offering an indefinite number of shares of each Fund.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Funds dated February 1, 2010 (the “Prospectus”), as applicable. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus is available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at us.rbcgam.com. A copy of the annual and semi-annual reports, when filed, will be available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at us.rbcgam.com.

Shareholder Information

TABLE OF CONTENTS

PAGE

Investment Policies	5

Description of Other Securities and Investment Practices	5

Asset-Backed Securities (Only RBC U.S. Securitized Asset Fund)	5

Auction Rate Securities (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund)	5

Bank and Savings and Loan Obligations	5

Cash Management	5

Commercial Paper	6

Convertible Securities (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund)	6

Corporate Debt Securities (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund)	6

Derivatives	6

Futures	7

Options	7

Options on Futures Contracts	8

Risks of Futures and Related Options	9

Foreign Currency Options (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund)	9

Forward Foreign Currency Exchange Contracts (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund)	10

Swap Agreements (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund)	10

Dollar Roll Transactions	10

Foreign Securities (RBC U.S. Securitized Asset Fund)	10

Forward Commitments and When-Issued Securities	11

Illiquid and Restricted Securities	11

Investment Companies	12

Mortgage-Related Securities (RBC U.S. Securitized Asset Fund)	12

Municipal Lease Obligations (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund)	13

2

Municipal Obligations (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund)	13

Participation Interests (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund)	14

Private Placement Securities (All Funds except RBC U.S. Inflation-Linked Fund)	15

Real Estate Investment Trusts (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund)	15

Repurchase Agreements	15

Reverse Repurchase Agreements (All Funds except RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, and RBC U.S. Securitized Asset Fund)	15

Stand-By Commitments	15

Temporary Defensive Positions	16

Third Party Puts (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, and RBC U.S. Securitized Asset Fund)	16

U.S. Government Securities	16

Variable and Floating Rate Demand and Master Demand Notes	17

Zero Coupon and Pay-In-Kind Securities	17

Investment Restrictions	17

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions	18

Non-Fundamental Investment Restrictions	18

Additional Purchase and Redemption Information	19

Exchange of Fund Shares	20

Management	20

Trustees and Officers	20

Control Persons and Principal Holders of Securities	24

Investment Advisor	24

Proxy Voting Policies	26

Distribution of Fund Shares	27

Administrative Services	27

Determination of Net Asset Value	27

Portfolio Transactions	28

Portfolio Turnover	29

Taxation	30

3

4

INVESTMENT POLICIES

The principal investment objectives and strategies of each Fund are set forth in that Fund’s prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a non-fundamental policy of the Fund and may, therefore, be changed by the Board of Trustees without shareholder approval. Unless otherwise indicated, each investment policy and practice applies to all Funds.

DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES

ASSET-BACKED SECURITIES (ONLY RBC U.S. SECURITIZED ASSET FUND). Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are also subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future. Certain asset backed securities may be considered derivative instruments.

AUCTION RATE SECURTIES (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, RBC U.S. PRISM 3 FUND, AND RBC U.S. INFLATION-LINKED FUND). Auction rate securities are municipal debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies (typically every 7-35 days) through a “dutch” auction process. A dutch auction is a competitive bidding process used to determine rates on each auction date. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. The winning bid rate is the rate at which the auction “clears”, meaning the lowest possible interest rate at which all the securities can be sold at par. This “clearing rate” is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.

BANK AND SAVINGS AND LOAN OBLIGATIONS. These obligations include negotiable certificates of deposit, bank notes and bankers’ acceptances. These Funds may also invest in dollar-denominated certificates of deposit, time deposits, or other obligations issued by foreign branches of U.S. banks or by foreign banks located abroad. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation. Savings and loan investments are limited to obligations issued by entities with assets in excess of $1 billion, are members of the Federal Home Loan Banks Association and are insured by the Federal Savings and Loan Insurance Corporation. Certificates of deposit and bank notes are short-term, interest-bearing negotiable certificates issued by a commercial bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

CASH MANAGEMENT. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: agency discount notes, bankers acceptances (except for RBC U.S. Inflation-Linked Fund), certificates of deposit (foreign and domestic) (except for RBC U.S. Inflation-Linked Bond Fund), repurchase agreements collateralized by government securities, U.S. government securities, money market securities, and money market mutual funds. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities.

5

There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to their investments:

(1)

Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)

Commercial paper will be limited to companies rated P-2 or higher by Moody’s or A-2 or higher by S&P® (unless a higher rating is specified in the prospectus, in which case the higher rating applies) or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P by S&P® or, if unrated, is deemed to be of comparable quality by the Advisor (unless a higher rating is specified in the prospectus, in which case the higher rating applies);

(3)

The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Funds’ net asset value.

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, may be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax exempt securities. All commercial paper purchased by a Fund must meet minimum rating criteria for that Fund.

CONVERTIBLE SECURITIES. (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, RBC U.S. PRISM 3 FUND, AND RBC U.S. INFLATION-LINKED FUND). Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

CORPORATE DEBT SECURITIES. (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, AND RBC U.S. PRISM 3 FUND) The Funds may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for each Fund. All Funds except the RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund may also invest in hybrid corporate debt, including Tier 1 and Tier II bank capital securities and bank trust preferred securities.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

DERIVATIVES. A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, currencies or commodities. Derivatives include options, futures, options on futures, and swap agreements (see additional disclosure below.) The risks associated with the use of derivatives are different from, and may be greater

6

than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate. Finally, the decision to purchase or sell a derivative depends in part upon the ability of the Advisor to forecast certain economic trends, such as interest rates. If the Advisor incorrectly forecasts these trends, or in the event or unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

The U.S. Securities and Exchange Commission (“SEC”) takes the position that transactions that are functionally similar to borrowings or that create leveraged exposures can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions being viewed as “senior securities” subject to the Investment Company Act of 1940 (the “1940 Act”) prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate liquid assets equal to the value of the Fund’s potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as provided by SEC guidance. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions.

Futures. The Funds may enter into futures contracts, which are contracts between two parties for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

Options. A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a “covered put.” When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a

7

put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated or earmarked account with its custodian consisting solely of liquid assets equal to its liability under the option, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Only the RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund can use over-the-counter options (“OTC options”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Advisor and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds’ 15% limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a “repurchase formula” will not be subject to such 15% limit.

It may be a Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

Options on Futures Contracts. The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

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Risks of Futures and Related Options Investments. There are several risks associated with the use of futures contracts and options on futures contracts. While the Fund’s use of futures contracts and related options for hedging may protect a Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Advisor’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund’s portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund’s return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to the Fund from a futures transaction is unlimited.

A Fund will enter into only those futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Pursuant to claims for exemption filed with the Commodity Futures Trading Commission and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” and the Advisor is not deemed to be a “commodity pool operator” under the Commodity Exchange Act and the Funds and the Advisor are not subject to registration or regulation as such under the Commodity Exchange Act. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or a Fund could incur losses as a result of changes in the exchange rate.

A Fund will incur brokerage fees in connection with its futures and options on futures transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of these contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivative transactions entered into by a Fund. As open-end investment companies, registered with the SEC, the Funds are subject to federal securities laws, including the Investment Company Act, related rules and various SEC and SEC Staff positions. In accordance with these positions, with respect to certain kinds of derivatives, each Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC-or Staff-approved measures while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures a Fund will have the ability to employ leverage to a greater extent than if the Fund was required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its Staff.

Foreign Currency Options (All Funds except RBC U.S. PRISM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund). Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund

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cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund). Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Swap Agreements (All Funds except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund). These Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities and credit swaps. A swap agreement is an agreement between two parties (generally referred to as the counterparties) to exchange payments at specified dates calculated on a specific asset, interest rate, or index. The payments are based on the specific dollar amount (generally referred to as the notional amount), invested in the asset, interest rate, or index. Examples of some types of swap agreements in which these Funds may engage are interest rate swaps, index swaps and total return swaps. Generally swap agreements are structured so that the specified payments due from each counterparty are netted, with net payment being made only to the counterparty entitled to receive such payment.

As is the case with most investments, swap agreements are subject to market risk, and there can be no guarantee that the Advisor will correctly forecast the future movements of interest rates, indexes or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of each Fund’s underlying portfolio investments. Swap agreements may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. Swap agreements may be subject to each Fund’s limitations on illiquid securities.

Swap agreements are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity. Swaps are also subject to counterparty risk, which is the risk that the other party to the agreement will fail to make required payments at the specified time. The swap market is dominated by a small group of counterparties whose size and portfolio complexity may render meaningful credit evaluation difficult or impossible. The swap market is relatively new and is largely unregulated. It is possible that changes in the market, including potential government regulation, could adversely affect a Fund’s ability to terminate an existing swap agreement or affect the amount to be realized under an agreement.

DOLLAR ROLL TRANSACTIONS (RBC U.S. SECURITIZED ASSET FUND). Each Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The Fund will engage in dollar roll transactions solely for the purpose of acquiring securities for its portfolio and not for investment leverage.

FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in

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foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund’s objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. A Fund may purchase when-issued securities and enter into contracts to purchase securities at a predetermined price or yield for settlement and delivery at a future date beyond the customary settlement period for that type of security. The Fund must maintain a segregated or earmarked account with the Trust’s custodian in an amount sufficient to meet its purchase commitments, in accordance with procedures approved by the Trust, or enter into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Funds’ portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates.

In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Funds to realize income not exempt from federal income taxation.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

Restricted securities are subject to legal restrictions on resale. Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act

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(“Rule 144A Securities”). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Each Fund may purchase securities issued by other investment companies. Each Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority. In addition, as permitted under Section 12(d)(1)(G) of the 1940 Act, these restrictions do not apply to investments by RBC U.S. Long Government/Credit Fund in other investment companies that are part of the RBC Trust.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

MORTGAGE-RELATED SECURITIES (RBC U.S. SECURITIZED ASSET FUND). Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”)), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Mortgage pass-through securities issued by private issuers may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit issued by governmental entities, private insurers or the mortgage poolers.

Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the “CPR”), or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by a Fund would tend to drop and the portfolio-weighted average life of such securities held by a Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these

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circumstances, a Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

A Fund may also invest in investment grade CMOs which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to in investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of FHLMC issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by FHLMC. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, a Fund’s ability to invest in such CMOs will be limited. See “Investment Restrictions.”

Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

MUNICIPAL LEASE OBLIGATIONS (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, AND RBC U.S. PRISM 3 FUND). The Funds may invest in municipal lease obligations, including certificates of participation (“COPs”), which finance a variety of public projects. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the “non-appropriation” risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult.

A Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Advisor, to be of a quality comparable to the Fund’s quality standards. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Advisor will evaluate the credit quality and, pursuant to guidelines adopted by the Trustees, the liquidity of the security. In making its evaluation, the Advisor will consider various credit factors, such as the necessity of the project, the municipality’s credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity.

The liquidity of municipal lease obligations purchased by a Fund will be determined pursuant to guidelines approved by the Advisor and limited, along with all other illiquid securities, as described under “Illiquid and Restricted Securities” in this SAI. Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation’s rating; and, if the security is unrated, the factors generally considered by a rating agency.

MUNICIPAL OBLIGATIONS (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, AND RBC U.S. PRISM 3 FUND). Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). These obligations are generally classified as either “general obligation” or “revenue” bonds

General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the repayment of interest and principal. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately

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operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under “Fannie Mae” (Federal National Mortgage Association) or “Ginnie Mae” (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either “general obligation” or “revenue” bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit a Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer’s full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds may be used to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

The interest on these obligations is generally exempt from federal income tax. Only RBC U.S. Long Government/Credit Fund and RBC U.S. Inflation-Linked Fund can invest in tax-free municipal bonds. Although the interest on most municipal bonds is exempt from federal income taxes, some are not eligible for this exemption. These are known as taxable municipal securities. All of the Funds, except RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM Long-Government /Agency Fund can invest in taxable municipal bonds. These bonds are issued for certain purposes which do not qualify for tax-exempt treatment, and their designation as taxable municipal securities is determined at the time of issuance. They may be either general obligation or revenue bonds.

The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate “issuer” as that term is used in the prospectuses and this Statement of Additional Information, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Funds may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Funds’ portfolio. Upon the effectiveness of any legislation that materially affects a Fund’s ability to achieve its investment objectives, the Board of Trustees will reevaluate the Fund’s investment objectives and policies.

PARTICIPATION INTERESTS (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, AND RBC U.S. PRISM 3 FUND). The Funds may purchase from banks participation interests in all or part of specific holdings of municipal obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund’s Advisor has determined meets the prescribed quality standards of the Fund. Thus, either the credit of the issuer of the municipal

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obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of the Fund’s interest in the municipal obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund expects that the participation interests will only be purchased if interest earned by the Fund on municipal obligations on which it holds participation interests is exempt from federal income tax, as determined by an opinion of bond counsel or a ruling of the Internal Revenue Service

PRIVATE PLACEMENT SECURITIES (ALL FUNDS EXCEPT RBC U.S. INFLATION-LINKED FUND). Fund investments may include private placement debt securities. The Fund may often be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities; however, the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market. The Fund may not invest more than 15% of its net assets in illiquid securities. When making portfolio purchases, the Fund may pay a premium for the community benefits embedded in each transaction. When making sales of portfolio investments, the Fund will seek to obtain a premium from the purchaser; however, there can be no assurances as to the exact amount of premium that will be received, if any.

REAL ESTATE INVESTMENT TRUSTS (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, AND RBC U.S. PRISM 3 FUND). The Funds may invest in equity or debt real estate investment trusts (“REITs”). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS. The Funds may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Advisor, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Advisor will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. A Fund will not invest in repurchase agreements maturing in more than seven days if such investments, together with the Funds other illiquid investments, would exceed 15% of the Fund’s net assets.

REVERSE REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT RBC U.S. INVESTMENT GRADE CORPORATE FUND, RBC U.S. HIGH YIELD CORPORATE FUND, AND RBC U.S. SECURITIZED ASSET FUND). The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

STAND-BY COMMITMENTS. The Funds may acquire “stand-by commitments,” which will enable these Funds to improve their portfolio liquidity by making available same-day settlements on sales of their securities. A stand-by commitment gives a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), the right to sell up to the same principal amount of such securities back to the seller, at the Fund’s option, at a specified price. Stand-by commitments are also known as “puts.” A stand-by commitment may be purchased only to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund’s portfolio securities. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

15

The Funds expect that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that it will be determined that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

TEMPORARY DEFENSIVE POSITIONS. In an attempt to respond to adverse market, economic, political or other conditions, the Funds may temporarily invest without limit in a variety of short-term instruments. These instruments may include U.S. Government securities; certificates of deposit (except for RBC U.S. Inflation-Linked Fund), bankers’ acceptances (except for RBC U.S. Inflation-Linked Fund) and other short-term debt obligations of banks with total assets of at least $1 billion; debt obligations of corporations (corporate debt instruments (except for RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, and RBC U.S. PRisM 3 Fund); variable rate demand notes; commercial paper (except RBC Inflation-Backed Bond Fund); and repurchase agreements with respect to securities in which the Fund is authorized to invest. These instruments may have speculative characteristics. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

During such periods when the Funds are not investing according to their principal investment strategies, it is possible the Funds may not achieve their investment objectives.

THIRD PARTY PUTS (ALL FUNDS EXCEPT RBC U.S. PRISM 1 FUND, RBC U.S. PRISM 2 FUND, RBC U.S. PRISM 3 FUND, RBC U.S. INFLATION-LINKED FUND, AND RBC U.S. SECURITIZED ASSET FUND). The Funds may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement. In the event that there is a default in the payment of principal or interest, downgrading of a bond to below investment grade or a loss of the bond’s tax-exempt status, the put option will terminate automatically. The risk to the Fund in this case will be that of holding a long-term bond which would tend to lengthen the weighted average maturity of the Fund’s portfolio.

These bonds coupled with puts may present tax issues also associated with stand-by commitments. As with any stand-by commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor intends to manage the Fund’s portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). The Government Obligations in which the Funds may invest include:

•	Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, which have a maturity of up to one year, and notes and bonds, which have longer maturities;

•

Notes, bonds and discount notes issued and guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the United States, such as mortgage-backed certificates issued by the Government National Mortgage Association;

•

Notes, bonds and discount notes of U.S. Government agencies or instrumentalities which are able to borrow from the U.S. Treasury, subject to certain limits, such as obligations of the Federal Home Loan Bank;

•

Notes, bonds and discount notes of other U.S. Government instrumentalities backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and

16

•

Other obligations backed only by the credit of the agency or instrumentality issuing the obligation, such as obligations of the Federal Farm Credit Banks. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the net asset value of any Fund’s shares.

VARIABLE AND FLOATING RATE DEMAND NOTES. The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

ZERO COUPON AND PAY-IN-KIND SECURITIES. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be considered more speculative than other securities and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

Each Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following investment restrictions:

(2)

Each Fund will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)

Each Fund will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)

Each Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

Each Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)

Each Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

Each Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(8)

Each Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

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Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For purposes of investment restriction number 8, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain liquid assets in a segregated or earmarked account for the period of its obligation under such contract or option in an amount equal to its obligations under such contracts or options, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Non-Fundamental Investment Restrictions

Certain Funds are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

Each Fund’s investment objective is a non-fundamental investment policy that may be changed by the Board of Trustees without shareholder vote.

The RBC U.S. Long Government/Credit Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, calculated on a “look through” basis, in fixed income instruments and in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

The RBC U.S. Long Corporate Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. corporate bonds. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

The RBC U.S. Investment Grade Corporate Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. investment grade corporate bonds (corporate bonds rated equal to or higher than “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s). The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

The RBC U.S. High Yield Corporate Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in assets in lower-rated, high yield U.S. corporate bonds commonly referred to as “junk bonds.” (corporate bonds rated below “BBB-” as determined by S&P or Fitch or “Baa3” as determined by Moody’s). The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

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The RBC U.S. Securitized Asset Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, least 80% of its net assets, plus borrowings for investment purposes, in U.S. non-agency mortgage backed bonds. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

The RBC U.S. Long Corporate Fund, the RBC U.S. PRisM 1 Fund, the RBC U.S. PRisM 2 Fund, and the RBC U.S. PRisM 3 Fund, as underlying funds of the RBC U.S. Long Government/Credit Fund, have each adopted a non-fundamental policy as required by Section 12(d)(1)(G)(i)(iv) to not invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the1940 Act.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Funds nor the entities that provide services to the Funds (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Funds also reserve the right at any time to institute and alter the minimum requirements applicable to initial or subsequent investments.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Valuation of Portfolio Securities” section in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets are restricted by applicable rules and regulations of the SEC; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

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EXCHANGE OF FUND SHARES

As described in the Prospectus, each Funds’ shares are not permitted to be exchanged for shares of another RBC Fund. The Trust may amend the terms of the exchange privilege as to any Fund at any time upon notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds and the conduct of the Trust’s business. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance.

The age, address and principal occupations for the past five years of each Trustee and executive officer of the Trust are listed below. Each Trustee and officer serves in such capacity for an indefinite period of time until their removal, resignation or retirement. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES (1)

Name, Age and Address (\2)	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee
T. Geron Bell (68)	Indefinite (Trustee since January 2004)	President of Twins Sports, Inc. (parent company of the Minnesota Twins)(2002 to present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987 to 2002)	18	None

Lucy Hancock Bode (58)	Indefinite (Trustee since January 2004)	Healthcare consultant (self-employed)	18	BioSignia

Leslie H. Garner Jr. (59)	Indefinite (Trustee since January 2004)	President, Cornell College	18	None

Ronald James (59)	Indefinite (Trustee since January 2004)	President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)	18	Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (61)	Indefinite (Trustee since January 2004)	Chief Investment Officer, Hall Family Foundation	18	None

H. David Rybolt (67)	Indefinite (Trustee since January 2004)	Consultant, HDR Associates (management consulting)	18	None

James R. Seward (57)	Indefinite (Trustee since January 2004)	Private investor (2000 to present); CFA	18	Syntroleum Corp.; Brookdale Senior Living Inc.

William B. Taylor (64)	Indefinite (Trustee since September 2005)	Consultant (2003 to present); prior thereto Partner (until 2003) Ernst & Young LLP	18	J.E. Dunn Vermont Assurance

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INTERESTED TRUSTEE(2)

Erik R. Preus(3) (44)	Indefinite (Trustee since September 2005)	President and Chief Executive Officer, Tamarack Funds Trust (2006 to present); Head of Retail Asset Management, RBC GAM (U.S.) (2006 to present); Director, President and Chief Executive Officer, Tamarack Distributors Inc. (2005 to present); Chief Operating Officer, RBC GAM (U.S.) (2005-2006); Director, Investment Consulting Services, RBC Dain Rauscher Inc (2004-2005); Director, Voyageur Advisory Services, RBC GAM (U.S.) (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments, and its predecessor firm, Nicholas Applegate (2001-2003)	18	None

(1)

On 12/31/2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC GAM (US) for prior periods are deemed to be references to the prior entity.

(2)	Unless otherwise specified, the mailing address for each Trustee is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402
(3)	Erik R. Preus has been determined to be an interested Trustee by virtue of his affiliation with the Trust.

Executive Officers(1)

Name, Age And Address(2)	Position, Term Of Office And Length Of Time Served With The Trust	Principal Occupation(s) During Past 5 Years

Erik R. Preus (44)	President and Chief Executive Officer since September 2006

Head, Strategic Relationships Group, RBC GAM (U.S.) (2009 to present); Head of Retail Asset Management, RBC GAM (U.S.) (2006 - 2009); Chief Operating Officer, RBC GAM (U.S.) (2005-2006); Director, Investment Consulting Services, RBC Dain Rauscher Inc. (2004-2005); Director, Voyageur Advisory Services, RBC GAM (U.S.) (2003-2004).

James A. Gallo (45)	Treasurer since October 2007	Senior Vice President and Managing Director, PNC Global Investment Servicing (U.S.) Inc. (2002 to present); Vice President and Executive Director, Morgan Stanley (1998-2002).

Kathleen A. Hegna (42)	Chief Financial Officer and Principal Accounting Officer since May 2009

Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC GAM (U.S.) (2009 to present); Senior Compliance Officer, RBC GAM (U.S.) (2006-2009); Director, Asset Management Compliance, RiverSource Investments (2005-2006); Manager, Business Planning and Financial Analysis – Mutual Funds, Ameriprise Financial (2001-2005).

Kathleen A. Gorman (45)	Chief Compliance Officer since April 2006 and Assistant Secretary since September 2006

Chief Compliance Officer, RBC Funds Trust (2006 – present), Chief Compliance Officer, RBC GAM (U.S.) (2006 to 2009), Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer, U.S. Bancorp Asset Management (2002-2004).

Lee Greenhalgh (38)	Chief Legal Officer and Secretary since 2008

Associate General Counsel, RBC Capital Markets Corporation (2006 to Present); Asset Management Compliance, RiverSource Investments (2004-2006); Procurement Attorney, Ameriprise Financial (2002-2004); Associate Attorney, Dorsey & Whitney LLP (1999-2002).

John M. Huber (41)	Chief Investment Officer, Fixed Income Products since February 2005	Chief Investment Officer, Fixed Income, RBC GAM (U.S.) (2004 to present); Senior Portfolio Manager, Galliard Capital Management (1995-2004).

Gordon Telfer (44)	Chief Investment Officer, Equity Products since October 2009, Portfolio Strategist from March 2004 to October 2009

Director of Equities – U.S. RBC GAM (U.S.) (June 2009 to present); Head of Growth Equities, RBC GAM (U.S.) (2008 -2009); Senior Portfolio Manager, RBC GAM (U.S.) (2004-2008); Managing Director, RBC GAM (U.S.) (2007 to present); Vice President, RBC GAM (U.S.) (2004-2007).

(1)

On 12/31/2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC GAM (U.S.) for prior periods are deemed to be references to the prior entity.

(2)	The address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

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The Trust has an Audit Committee, consisting of Trustees that are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). Current members are Messrs. Garner, Rybolt and Taylor. The Audit Committee acts as a liaison between the Funds’ independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ basis accounting system and the effectiveness of the internal accounting controls of the Funds and their service providers. For the fiscal year ended September 30, 2009, the Audit Committee met three times.

The Trust has a Nominating Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by to the full Board. For non-Independent Trustees, the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the RBC Funds, should be submitted to the Chair of the Committee at the address maintained for communications with Independent Trustees. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2009, the Nominating Committee did not meet.

The Trust has a Corporate Governance Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. For the fiscal year ended September 30, 2009, the Corporate Governance Committee met four times.

The Trust has a Valuation, Portfolio Management and Performance Committee currently comprised of Ms. Bode and Messrs. Bell, Preus, MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds’ portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds’ performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to investigate matters brought to its attention within the scope of its duties; (6) to assure that all its actions are recorded in minutes of its meetings and maintained with the Funds’ records; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2009, the Valuation Committee met four times.

The Trust has a Compliance Committee currently comprised of Messrs. Bell, Garner, and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act, as amended; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2009, the Compliance Committee met three times.

The table below shows the aggregate dollar range of each Trustee’s holdings in the Trust as of December 31, 2009. Information for the Trustee’s holdings in the Fund as of December 31, 2009 is not provided because the Funds had not commenced operations prior to that date.

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Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
T. Geron Bell	N/A	$10,001 to $50,000
Lucy Hancock Bode	N/A	$10,001 to $50,000
Leslie H. Garner Jr.	N/A	$50,001 to $100,000
Ronald James	N/A	$10,001 to $50,000
John A. MacDonald	N/A	$10,001 to $50,000
H. David Rybolt	N/A	Over $100,000
James R. Seward	N/A	Over $100,000
William B. Taylor	N/A	$10,001 to $50,000

Interested Trustee

Erik R. Preus	N/A	$50,001 to $100,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, Administrator or Distributor) receive from the Trust an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board of Trustees meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Trust’s fiscal year ended September 30, 2009.

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee(1)

Independent Trustees
T. Geron Bell	$50,700	None	None	$50,700
Lucy Hancock Bode	49,700	None	None	49,700
Leslie H. Garner, Jr.	50,700	None	None	50,700
Ronald James	50,700	None	$50,700	50,700
John A. MacDonald	48,700	None	48,700	48,700
H. David Rybolt	49,700	None	49,700	49,700
James R. Seward	50,200	None	50,200	50,200
William B. Taylor	48,200	None	48,200	48,200

Interested Trustee
Erik R. Preus	None	None	None	None

(1)	The Fund Complex consists of the Trust which contains 18 funds.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a Fund it controls without the consent or approval of other shareholders.

Prior to the date of this SAI the Fund had not yet commenced operations and, therefore, as of January 2, 2010, no person owned of record or beneficially 25% or greater of any of the Funds’ outstanding voting securities or 5% or greater of any Funds’ outstanding shares.

Prior to the date of this SAI the Fund had not yet commenced operations and, therefore, as of January 2, 2010, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISOR

RBC GAM (U.S.), 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment advisor to the Funds. RBC GAM (U.S.) is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 18 million personal, business and public sector customers in North America and 53 other countries around the world. RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The charter of RBC GAM (U.S.) is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs.

As of September 30, 2009, RBC GAM (U.S.) investment teams managed approximately $40.4 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For its advisory services, no Fund will pay the Advisor directly for advisory or administrative services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM, and for other pooled investment strategies managed by RBC GAM, and is not available for direct investment to the general public. The advisory fee does not reflect the approximate portion of the advisory fee attributable to the management of the Funds, which is approximately:

0.10% of the average daily assets for RBC U.S. PRisM 1 Fund, for RBC U.S. PRisM 2 Fund, for RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund; 0.20% of the average daily assets for RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund; and RBC U.S. Securitized Asset Fund; and 0.30% of the average daily assets for RBC U.S. High Yield Corporate Fund.

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and RBC GAM (U.S.), the investment advisory services of the Advisor to the Funds are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement for each Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Trust’s entire Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The Advisor has contractually agreed to waive fees and/or make payments of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or non-routine expenses such as litigation). This expense limitation agreement will continue through at least January 31, 2011 unless the Board of Trustees approves its earlier termination.

Advisory Fees Paid By Funds. Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not pay any advisory fees for the fiscal years ended September 30, 2007, 2008 and 2009.

Potential Conflicts of Interests

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. Each adviser has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and codes of ethics.

Other Accounts Managed

The following table provides information regarding other mutual funds and accounts for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2009.

Portfolio Manager	Name of Fund	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Todd Brux	RBC U.S. Securitized Asset Fund	P – 0 S – 58 R – 1	P - $0 S - $2,150,497,443.87 R - $561,148,000.00	P – 0 S – 0 R – 0	P - $0 S - $0 R- $0
John M. Huber

RBC U.S. Long/Government Credit Fund
RBC U.S. Long Corporate Fund
RBC U.S. Investment Grade Corporate Fund
RBC U.S. High Yield Corporate Fund
RBC U.S. PRisM 1 Fund
RBC U.S. PRisM 2 Fund
RBC U.S. PRisM 3 Fund
RBC U.S. Inflation-Linked Fund
RBC U.S. Securitized Asset Fund

		P – 0 S – 192 R – 6	P - $0 S - $14,365,612,392.65 R - $23,505,367,573.42	P – 0 S – 0 R – 0	P - $0 S - $0 R $0
Susanna Gibbons	RBC U.S. Long Corporate Fund RBC U.S. Investment Grade Corporate Fund RBC U.S. High Yield Corporate Fund	P - 0 S – 38 R –0	P - $0 S - $842,854,059.65 R - $0	P – 0 S – 0 R – 0	P - $0 S - $0 R - $0
Brian Svendahl	RBC U.S. PRisM 1 Fund RBC U.S. PRisM 2 Fund RBC U.S. PRisM 3 Fund RBC U.S. Inflation-Linked Fund	P – 0 S – 11 R – 1	P - $0 S - $1,045,850,891.78 R - $561,148,00.00	P – 0 S – 0 R – 0	P - $0 S - $0 R - $0

P=Pooled Investment Vehicles
S=Separately Managed Accounts
R= Registered Investment Companies

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Portfolio Manager Compensation

The following portfolio manager compensation information is presented as of the end of the Funds’ most recent fiscal year.

RBC GAM (U.S.) Asset Management Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan.

RBC GAM (U.S.) calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analysts and traders for both the equity and fixed income groups are compensated in the same manner for all accounts, whether they are mutual funds, separately managed accounts or pooled products.

RBC GAM (U.S.)’s Long-Term Incentive Plan covers key executives performing services for the RBC Funds. The value of performance units issued under the plan is tied to the operating results of RBC. This plan serves as a proxy for ownership benefits. The investment professionals do not participate in this plan. They participate in separate incentive plans covering portfolio managers, analysts, and traders that provide them with a share of the operating profits generated by their division above a predetermined hurdle. These plans also serve as a proxy for ownership benefits and have recently been affirmed by the teams as part of the basis for their long-term employment contracts.

The Liability Driven Investing Funds Team

The Liability Driven Investing Funds Team compensation is comprised of salary, performance bonus and profit sharing. RBC GAM (U.S.) calibrates salaries by position and performance, and gears them to be competitive in the national marketplace. The Funds’ investment professionals receive annual performance bonuses based on the pre-tax performance of each portfolio style versus its respective benchmarks and/or peer groups over a one-year period. Different benchmarks have different thresholds. The applicable benchmarks are: the Barclays Long Government Corporate Index for the RBC U.S. Long Government/Credit Fund; the Barclays Capital Long U.S. Corporate Index for the RBC U.S. Long Corporate Fund and the RBC U.S. Investment Grade Corporate Fund; the Merrill Lynch U.S. High Yield Cash Pay Index for the RBC U.S. High Yield Corporate Fund; the Barclays Capital U.S. Government Index for the RBC U.S. PRisM 1 Fund, the Barclays Capital Long U.S. Government Index for the RBC U.S. PRisM 2 Fund; the Barclays Capital U.S. Treasury STRIPS 20+ Year Index for the RBC U.S. PRisM 3 Fund; the Barclays US Government Inflation-Linked Bond Index for the RBC U.S. Inflation-Linked Fund; and the Barclays Capital U.S. Corporate Crossover Index for the RBC U.S. Securitized Asset Fund.

Fund professionals are also compensated on their performance versus subjective factors, including goal achievement, account responsibility, team responsibility, client focus, communications, attitude, and professionalism. These factors account for the remaining 25% of the annual bonus calculation.

Finally, the team also participates in a transparent profit sharing arrangement which is intended to provide an equity-like participation in the long-term success of their business.

Management Team’s Beneficial Ownership of the Funds

A portfolio manager’s beneficial ownership of a Fund is defined as the portfolio manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the portfolio manager’s immediate family or by a trust of which the portfolio manager is a trustee could be considered ownership by the portfolio manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the portfolio manager has any direct or indirect beneficial ownership in the Fund listed. Because the Funds did not operate prior to the date of this SAI, information on portfolio manager holdings in the Funds is not provided.

PROXY VOTING POLICIES

The Funds are the beneficial owners of their portfolio securities, and therefore, the Board of Trustees, acting on the Funds’ behalf, is responsible for voting proxies. The Advisor has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Funds. The policies and procedures that the Trust uses to determine how to vote proxies are set forth in Appendix B.

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information on how the Funds voted these proxies for the 12-month period ending June 30 of each year will be available (i) without charge, upon request, by calling 1-800-664-5413; and (ii) on the SEC’s website at http://www.sec.gov.

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DISTRIBUTION OF FUND SHARES

Quasar Distributors, LLC, (the “Distributor”) is principal underwriter for shares of the Funds. The Distributor is located at 615 East Michigan Street, Milwaukee, Il 53202. The Distributor serves pursuant to a Distribution agreement, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution Agreement provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares. Shares of the Funds are offered on a continuous basis.

None of the Funds have adopted a Plan of Distribution and Servicing (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. Such a plan would permit a fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each covered fund.

The Distributor, Administrator and/or Advisor may make payments, out of their own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Administrator and/or Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets Corporation, in recognition of administrative and distribution-related services provided by RBC Capital Markets Corporation to shareholders. In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not pay any fees to the Distributor for the fiscal years ended September 30, 2007, 2008 and 2009.

ADMINISTRATIVE SERVICES

RBC GAM (U.S.) serves as Co-Administrator to the Funds. RBC GAM (U.S.) provides certain administrative services necessary for the operation of the Funds, including among other things, (i) responding to inquiries from shareholders, brokers, dealers and registered representatives of the Funds, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi annual reports to Fund shareholders and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Distributor, custodians, independent accountants, legal counsel and others. In addition, RBC GAM (U.S.) furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds’ officers, employees and Trustees affiliated with RBC GAM (U.S.). The Administrator has agreed to bear all costs of the Funds’ operation.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”) serves as Co-Administrator to the Funds and provides facilities, equipment and personnel to carry out certain administrative services related to the Funds. PNC also serves as the fund accounting agent for each of the Funds and provides certain accounting services such as computation of the Funds’ net asset value and maintenance of each of the Fund’s books and financial records. PNC receives a fee for its services payable by the Funds based on the Funds’ average net assets. Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not pay any fees to PNC for the fiscal year ended September 30, 2009.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund normally is determined, and its shares are priced, at the close of each business day for the New York Stock Exchange (“NYSE”), or 4:00 Eastern time, whichever is earlier (“Value Time”), on days that the NYSE is open or on days the primary trading markets for the Funds’ portfolio instruments are open (“Value Date”). The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class’s outstanding shares. All expenses, including fees paid to the Advisor and Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

Portfolio Security Valuation. The value of an equity security traded on one or more U.S. exchanges (and not subject to restrictions against sale by the Fund on such exchanges) will be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the most recent bid shall be used. Securities for which the NASDAQ Stock Market, Inc. (“NASDAQ”) provides a NASDAQ Official Closing Price (“NOCP”) will be valued at the NOCP as originally computed for each Value Date, or, if such NOCP for that day is corrected, at the corrected NOCP. Over-the-counter common and preferred stocks quoted on NASDAQ or in another medium for which no NOCP is

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calculated by NASDAQ and securities traded on an exchange for which no sales are reported on the Value Date are valued at the most recent bid quotation on the Value Date on the relevant exchange or market as of the Value Time. Investment company securities are valued at the net asset value per share calculated for such securities on the Value Date. Equity securities for which market quotations (i) are not readily available or (ii) do not accurately reflect the value of the securities, as determined by the Advisor, are valued at fair value using the Trust’s pricing and valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations.

Debt securities will generally be priced at the value determined by an approved pricing agent using matrix pricing or its proprietary calculation model. Such securities are considered to be fair valued; however, because the prices are provided by an independent approved pricing agent, the Trust’s fair value procedures need not be followed. If a price provided by an approved pricing agent appears to be unreliable, is unavailable or does not represent the fair current market value of the security, the fund accounting agent will contact the Advisor and ask them to identify a broker who covers the security and can provide a reliable market quotation. The appropriateness of the continued use of the broker for this purpose will be reviewed by the pricing committee and reported to the Valuation Committee at its next meeting. Securities with fewer than 61 days to maturity at the time of purchase will be valued at amortized cost, unless such method is determined by the pricing committee to be inappropriate due to credit or other impairments of the issuer.

Generally, foreign equity and fixed income securities denominated in foreign currencies are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time.

Other types of securities and assets owned by a Fund (for example, options, futures, rights and warrants) are valued using procedures contained in the Trust’s pricing and valuation procedures.

If the value of a given security or other asset of a Fund cannot be determined on the basis of the pricing methodologies described above, the value will be determined in a manner that most fairly reflects the security’s (or asset’s) “fair value,” which is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. A significant valuation event may include one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Advisor or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Funds, and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security, in which event each day’s transactions in such security are,

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insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

In effecting purchases and sales of portfolio securities for the account of a Fund, the Advisor will seek the best execution of the Fund’s orders.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Advisor to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

Many factors affect the selection of a broker, including the overall reasonableness of commissions paid to a broker, the firm’s general execution and operational capabilities, its reliability and financial condition. Additionally, some of the brokers with whom RBC GAM (U.S.) effects transactions may have also referred investment advisory clients to RBC GAM (U.S.). However, any transactions with such brokers will be subject to best execution obligations. RBC GAM (U.S.) may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with achieving best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund’s Board of Trustees, the Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

The Advisor may cause a Fund to pay commissions higher than another broker-dealer would have charged for effecting the same transaction if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services provided by the broker. In other words, the Advisor may use client commissions or “soft dollars” to obtain proprietary research (research prepared by the broker-dealer executing the client transactions), third-party research or brokerage services that benefit the Advisor and its client accounts. The Advisor’s use of soft dollars will be consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Act”) and the Advisor will determine that the value of the research or brokerage service obtained is reasonable in relation to the commissions paid.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Advisor and their affiliates receive such services.

Because the Funds had not yet commenced operations as of the date of this SAI, the Funds did not pay brokerage commissions nor did they hold investments in securities of their regular broker-dealers for the fiscal year ended September 30, 2009.

PORTFOLIO TURNOVER

Changes may be made in the Funds’ portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by

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dividing the lesser of total purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. Higher portfolio turnover rates may result in higher brokerage expenses. The Funds’ turnover rate has not been provided because the Funds had not commenced operations as of the date of this SAI.

TAXATION

Each of the Funds intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, income from certain publicly traded partnerships or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses or in the securities of certain publicly traded partnerships. In addition, a Fund must, in each year, distribute an amount at least equal to the sum of 90% of its investment company taxable income plus 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions of earnings and profits will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years. A distribution, including an “exempt-interest dividend,” will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. A portion of the dividends received by individual shareholders from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. A portion of distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses), if any, designated by a Fund as capital gain dividends will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions. The lower tax rates for qualified dividend income and long-term capital gains is currently scheduled to expire after 2010.

Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a stockholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets held by the shareholder. Such gain or loss will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the

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shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

In some cases, shareholders of a Fund will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of Fund shares. The term “reinvestment right” means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called “section 1256 contracts.” With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

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Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

The Funds are required to report to the Internal Revenue Service (“IRS”) all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 28% (“backup withholding”) in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder’s U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of 20 separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

VOTING RIGHTS

The Trust is an open-end investment management company and under the Agreement and Declaration of Trust is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

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OTHER SERVICE PROVIDERS

U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, OH 45202 (“U.S. Bank”), acts as custodian of the Trust’s assets. U.S. Bank is responsible for the safekeeping of Trust assets and for providing related services.

U.S. Bancorp Fund Services, LLC, located at 615 E. Michigan Street, Milwaukee, WI 53202 (“U.S. Bancorp”), serves as the transfer agent for the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Il 60606, was selected by the Board of Trustees to serve as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP provides audit services and assistance and consultation in connection with review of certain SEC filings.

CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only where there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, its advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Funds’ semi-annual and annual reports, which are sent to shareholders and are contained in the Funds’ Form N-CSR filings, which are available at the SEC’s website, www.sec.gov. All Funds also file Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition, as further described below, all Funds make certain portfolio securities information available on their website which is accessed by using the Funds’ link at us.rbcgam.com. Within 15 days of month-end, the Funds’ top ten holdings and related weightings, the total number of Fund holdings and each Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of fiscal quarter-end, the Funds’ complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information. In addition, within 10 business days of public disclosure on Form N-Q or Form N-CSR, the Funds complete portfolio holdings and sector/industry weightings until replaced by the next quarter’s information. The Funds may also disclose more current portfolio holdings information as of specified dates on the Funds’ website.

Once portfolio holdings information has been made public, it may be provided to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is only provided where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

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Nonpublic holdings information may not be provided without the approval of the Trust’s President. The President will only approve such disclosure after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel, without prior specific approval. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Fund’s Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: The Trust’s custodian, transfer agents, co-administrators, distributors, financial printer, website provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis. Currently, the Trust has such an arrangement with Lipper, which receives complete holdings information on a monthly basis with a 10-day delay. Lipper has entered into a written agreement with the Trust to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

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FINANCIAL STATEMENTS

You may obtain a Prospectus, and copies of the Annual Report or Semi-Annual Report, once available, at no charge by writing to RBC Global Asset Management (U.S.) Inc., 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or telephoning 1-800-553-2143 or on the Funds’ website at us.rbcgam.com.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS STATEMENT OF ADDITIONAL INFORMATION OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”):

Aaa — Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC-, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — An issuer designated NR is not rated.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes acceptable quality. All security elements are accounted for but there is a lacking in the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S:

Prime – 1 (P-1) — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in will-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 (P-2) — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 (P-3) — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 — An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 — An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 — An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B — An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D — An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. — An issuer designated N.R. is not rated.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH INVESTORS SERVICE, INC. (“FITCH”):

International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings.” International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction. The following scale applies to foreign currency and local currency ratings.

Investment Grade

AAA — HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D — DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes: — “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period. A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx) — ‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) — ‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx) — ‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) — ‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) — ‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) — ‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xsx), C(xxx) — These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) — These categories of national ratings are assigned to entities or financial commitments which are currently in default.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

International Short-Term Credit Ratings are more commonly referred to as simply “Short-Term Ratings”. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

F1 — HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in reduction to non-investment grade.

B — SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — DEFAULT. Denotes actual or imminent payment default.

NOTES — “+” may be appended to an ‘F1’ rating class to denote relative status within the category. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx) — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2(xxx) — Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) — Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

APPENDIX B

RBC FUNDS TRUST
Description of Proxy Voting Policies and Procedures

Introduction

As registered investment management companies, the RBC Funds (each a “Fund” and, collectively, the “Funds”) are required to (i) file proxy voting records with the SEC and make them available to shareholders, (ii) provide disclosure describing how proxies of portfolio securities held by the Funds are voted, and (iii) disclose in shareholder reports how individuals can access the Funds’ description of their policies and procedures.

Since each of the Funds of the RBC Funds Trust (the “Trust”) is the beneficial owner of its portfolio securities, the Funds’ Board of Trustees (“Board”), acting on the Funds’ behalf, is responsible for voting proxies. As a practical matter, the Board has delegated this function to RBC Global Asset Management (U.S.) Inc. (the “Advisor”), the Funds’ co-administrator, subject to the Board’s oversight.

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of each Fund.

Proxy Voting Oversight Committee

A Proxy Voting Oversight Committee, comprised of Fund officers and the Advisor representative(s), has been established for the purpose of resolving any issues associated with the proxy solicitation process, conflicts of interest, or other matters that may require further review by the Trust.

Board Oversight

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, review and approval of the Funds’ Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Funds’ Proxy Voting Policies and Procedures in connection with the Rule 38a-1 annual report and annual review and adoption of the Guidelines.

Proxy Voting Record

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the Securities and Exchange Commission (“SEC”) on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-664-5413.

Guidelines

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Funds’ shareholders, has approved and adopted the proxy voting policies of RiskMetrics Group (“RMG”), a leading national provider of proxy voting administrative and research services. These guidelines, below, are reviewed periodically by RMG, and therefore are subject to change.

Following is a concise summary of RiskMetric Group’s proxy voting policy guidelines.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

	-	Degree to which absences were due to an unavoidable conflict;

	-	Pattern of absenteeism; and

	-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

	-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

	-	serves as liaison between the chairman and the independent directors;

	-	approves information sent to the board;

	-	approves meeting agendas for the board;

	-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

	-	has the authority to call meetings of the independent directors;

	-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

	-	Egregious compensation practices;

	-	Multiple related-party transactions or other issues putting director independence at risk;

	-	Corporate and/or management scandals;

	-	Excessive problematic corporate governance provisions; or

	-	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

	-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

	-	Reimbursement of income taxes on executive perquisites or other payments;

	-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

	-	Inclusion of additional years of service not worked that result in significant payouts;

	-	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

	-	Excessive “make whole” provisions;

	-	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

	-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

	-	Payments upon an executive’s termination in connection with performance failure;

	-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

		-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

		-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

		-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

	-	Unclear explanation of how the CEO is involved in the pay setting process;

	-	Retrospective performance targets and methodology not discussed;

	-	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

	-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

	-	Rigorous stock ownership guidelines, or

	-	A holding period requirement coupled with a significant long-term ownership requirement, or

	-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual. All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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